Teachers Insurance and Annuity Association of America	F. Scott Thomas
College Retirement Equities Fund	Senior Counsel
8500 Andrew Carnegie Boulevard	Asset Management Law
Charlotte, NC 28262	704.988.3687 (tel)
704.988.4924 (fax)
sthomas@tiaa-cref.org

May 1, 2009

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

           Re:      Rule 497(j) Filing for College Retirement Equities Fund (the “Fund”)

Dear Commissioners:

      In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the form of Prospectus and Statement of Additional Information (“SAI”) that the Fund would have filed under Rule 497(c) under the Securities Act would not have differed from the Prospectus and SAI contained in Post-Effective Amendment No. 43 to the Fund’s Registration Statement on Form N-3 (File Nos. 33-00480 and 811-04415); and (ii) the text of this amendment was filed electronically via EDGAR on April 29, 2009.

      Please contact the undersigned at (704) 988-3687 should you have any questions or comments regarding this letter.

Sincerely,

/s/ F. Scott Thomas F. Scott Thomas